Related Party Transactions	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

(a) Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer of the Company

(b) Due to related parties

	As of September 30,
Name	2025	2024
Mr. Gang Lai	$446,460	$6,900,499
Ms. Lin Yang	85	85
Total due to related parties	$446,545	$6,900,584

As of September 30, 2025, the balance due to related parties mainly consisted of advances from Mr. Gang Lai, the Company’s chief executive officer and the chairman of the board of directors for working capital purposes during the Company’s normal course of business, as well as payment of expenses made by Ms. Lin Yang on behalf of the Company. These advances are unsecured, non-interest bearing and due on demand.

(c) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings from commercial banks in China, Mr. Gang Lai signed guarantee agreements with these banks to provide credit guarantee for the Company’s certain loans (see Note 11).

(d) Prepayment to related party for property purchase

As disclosed in Note 10, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.5 million). As of September 30, 2025, the Company had made a prepayment of RMB16 million ($2.25 million) to Jiangxi Yueshang. The Real Estate Ownership Certificate for the property is currently being obtained. The remaining balance will be payable upon receipt of the Real Estate Ownership Certificate.

On January 13, 2022, Mr. Gang Lai transferred the 5% equity interest he owned in Jiangxi Yueshang to a third party. As such, after this date, Jiangxi Yueshang is no longer the Company’s related party.